Fair Value Measurements (Tables)	12 Months Ended
Jan. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments Held at Fair Value

Layne’s assessment of the significance of a particular input to the fair value in its entirety requires judgment and considers factors specific to the asset or liability. Layne’s financial instruments held at fair value, which include restricted deposits held in acquisition escrow accounts, contingent earnout of acquired businesses and Convertible Notes are presented below as of January 31, 2014 and 2013:

		Fair Value Measurements
(in thousands)	Carrying Value	Level 1	Level 2	Level 3
January 31, 2014
Financial Assets:
Current restricted deposits held at fair value	$2,881	$2,881	$—	$—
Long term restricted deposits held a fair value	$4,964	$4,964	$—	$—
Preferred units of SolmeteX, LLC	$466	$—	$—	$466
Cash surrender value of company-owned life insurance(3)	$10,651	$—	$10,651	$—
Financial Liabilities:
Contingent earnout of acquired businesses(1)	$—	$—	$—	$—
Convertible notes(2)	$106,782	$—	$106,782	$—
January 31, 2013
Financial Assets:
Restricted deposits held at fair value	$2,861	$2,861	$—	$—
Financial Liabilities:
Contingent earnout of acquired businesses(1)	$—	$—	$—	$—

(1)	The fair value of the contingent earnout of acquired businesses is determined using a mark-to-market modeling technique based on significant unobservable inputs calculated using a discounted future cash flows approach. Key assumptions include a discount rate of 41.2% and annual revenues of the acquired business, Intevras Technologies, LLC, ranging from $1.5 million to $6.1 million over the life of the earnout. The business was acquired in July 2010. The contingent earnout period expires in July 2015. On July 31, 2012, the contingent earnout was reassessed and, based on estimates of the likelihood of future revenues subject to the earnout provisions, assigned no value. The conclusions have not changed as of January 31, 2014.
(2)	The fair value of the Convertible Notes is based upon observable inputs of Layne’s underlying stock price and the time value of the conversion option, since observable quoted prices of the 4.25% Convertible Notes are not readily available.
(3)	The fair value of the cash surrender value of company-owned life insurance is based on quoted prices for similar assets in actively traded markets.